Convertible Debt, Unsecured Senior Notes and Long-term Loans (Details) $ in Thousands		1 Months Ended			12 Months Ended
	Aug. 22, 2022 USD ($) item	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Oct. 31, 2017 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Convertible Debt, Unsecured Senior Notes and Long-term Loans
Net proceeds to the company from the issuance							$ 740,324
Amount withdrawn					$ 880,353
Unsecured senior notes
Convertible Debt, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount					$ 800,000
Coupon interest (as a percent)					3.50%
Unsecured senior notes | 2024 Notes
Convertible Debt, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount			$ 800,000
Coupon interest (as a percent)			3.50%
Net proceeds to the company from the issuance			$ 793,300
Issuance costs			$ 6,700
Interest expense					$ 29,300
Unsecured senior notes | 2030 Notes
Convertible Debt, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount		$ 750,000			$ 750,000
Coupon interest (as a percent)		3.375%			3.375%
Net proceeds to the company from the issuance		$ 740,300
Issuance costs		$ 9,700
Interest expense					$ 26,300	$ 26,300	12,700
Convertible Debt [Member] | 2022 Notes
Convertible Debt, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount				$ 900,000
Coupon interest (as a percent)				1.25%
Due date of the Notes				Nov. 15, 2022
Net proceeds to the company from the issuance				$ 879,300
Issuance costs				$ 20,700
Interest expense					$ 13,200	$ 15,400	$ 15,400
Term and revolving facilities agreement
Convertible Debt, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount	$ 1,200,000
Number of arrangers | item	23
Maturity term (in years)	5 years
Term and revolving facilities agreement | SOFR
Convertible Debt, Unsecured Senior Notes and Long-term Loans
Margin rate					1.28%
Term and revolving facilities agreement | 2027 Loans
Convertible Debt, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount	$ 900,000
Interest expense					$ 2,800
Maturity term (in years)	5 years
Amount withdrawn					$ 900,000
Term and revolving facilities agreement | Revolving facility
Convertible Debt, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount	$ 300,000
Maturity term (in years)	5 years